CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (2,359,068)	$ (2,014,179)	$ (7,679,692)	$ (15,483,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and equity issuance costs	68,330	66,321	295,256	2,019,726
Depreciation and amortization	121,941	34,087	217,635	196,247
Amortization of loan origination fees		(2,487)	(6,667)	(13,333)
Loss on extinguishment of debt		1,137,428	1,638,009	377,300
Non-cash lease expense	103,450		286,228
Bad debt expense	(39,463)	51,572	134,059	174,249
Impairment of assets				147,035
Loss on disposal of property and equipment	2,964		37,193	104,803
Loss (gain) on warrant derivative liability	1,198,744	(1,375,620)	(735,796)	2,204,172
Stock-based compensation	103,932	572,574	1,504,389	3,966,621
Loss on discontinued operations		5,183
Loss on investment			41,239
Gain on sale of building		(139,105)	(139,187)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	157,369	204,502	36,249	(101,766)
Prepaid expenses and other assets	367,486	(261,778)	(165,252)	(138,254)
Inventories	(48,026)		(186,538)	(23,772)
Accounts payable and accrued liabilities	(1,034,883)	238,674	(24,910)	1,242,108
Operating lease liabilities	(92,701)		(252,603)
Net cash used in operating activities:	(1,449,925)	(1,482,828)	(5,000,388)	(5,328,661)
Cash flows from investing activities
Purchases of property and equipment	(264,114)	(3,011)	(314,771)	(318,639)
Proceeds from sale of investment	208,761
Lending on notes receivable				(705,000)
Proceeds on notes receivable				270,000
Proceeds from sale of building		1,421,134	1,421,934
Net cash (used in) provided by investing activities	(55,353)	1,418,123	1,107,163	(753,639)
Cash flows from financing activities
Proceeds from sale of common stock and warrants		90,000	3,000,000	2,604,355
Proceeds from the exercise of warrants			90,000
Proceeds from exercise of stock options	135,002			188,770
Proceeds from notes payable	1,660,000	1,500,000	3,440,000	1,455,000
Payments on notes payable	(200,000)	(975,000)	(2,106,000)	(5,898,000)
Net cash provided by financing activities	1,595,002	615,000	4,424,000	(1,649,875)
Net increase in cash and cash equivalents	89,724	550,295	530,775	(7,732,175)
Cash and cash equivalents, beginning of period	755,769	224,994	224,994	7,957,169
Cash and cash equivalents, end of period	845,493	775,289	755,769	224,994
Supplemental schedule of cash flow information
Cash paid for interest	13,705	173,067	530,107	305,195
Non-cash investing and financing activities
Deemed dividend from warrant repricing			830,494	2,341,000
Operating lease right-of-use asset/Operating lease liability			2,721,069	154,200
Modification of warrants associated with debt			320,673
Cashless warrant exercises	1,557,078		3,357,412
Beneficial conversion feature	417,539	233,500	233,500
Issuance of common stock to a consultant	100,000
Debt converted to equity		250,000	957,056
Issuance of common stock to an employee		100,000	100,000
Stock issued in connection with SevenFive Farm acquisition			3,366,464
SBI Warrants [Member]
Non-cash investing and financing activities
Warrants recorded as a debt discount and loss on extinguishment of debt				28,800
10% Warrants
Non-cash investing and financing activities
Warrants recorded as a debt discount and additional paid-in capital	$ 429,300		221,601
Warrants recorded as a loss on extinguishment of debt and additional paid-in capital			163,800
15% Warrants
Non-cash investing and financing activities
Warrants recorded as a debt discount and additional paid-in capital		167,163	167,163	$ 158,100
Warrants recorded as a loss on extinguishment of debt and additional paid-in capital		$ 668,336	$ 668,336